General information and significant accounting policies (policies)	12 Months Ended
Dec. 31, 2014
General Information And Significant Accounting Policies Policies
Business Description and Basis of Presentation [Text Block]
Company
Scorpio Bulkers Inc. and its subsidiaries (together “we”, “us” or the “Company”) is a company formed for the purpose of acquiring and operating the latest generation newbuilding drybulk carriers with fuel-efficient specifications and carrying capacities of greater than 30,000 dwt in the international shipping markets. Scorpio Bulkers Inc. was incorporated in the Republic of the Marshall Islands on March 20, 2013.
As of the report date, which was December 31, 2014, the Company owns two Kamsarmax vessels and has ordered 71 newbuilding drybulk carriers, which it intends to operate. The Company also has one Kamsarmax vessel contract and six contracts for the construction of LR2 tankers which are classified on the balance sheet as assets held for sale.
Our vessels are commercially managed by Scorpio Commercial Management S.A.M. (“SCM”), which is majority owned by the Lolli-Ghetti family of which, Emanuele Lauro, our Chairman and Chief Executive Officer is a member. SCM’s services include securing employment, in pools, in the spot market and on time charters.

Our vessels are technically managed by Scorpio Ship Management S.A.M. (“SSM”), which is majority owned by the Lolli-Ghetti family. SSM facilitates vessel support such as crew, provisions, deck and engine stores, insurance, maintenance and repairs, and other services as necessary to operate the vessels such as drydocks and vetting/inspection under a technical management agreement.

We also have an administrative services agreement with Scorpio Services Holding Ltd. (“SSH”), which is majority owned by the Lolli-Ghetti family. The administrative services provided under this agreement primarily include accounting, legal compliance, financial, information technology services, and the provision of administrative staff and office space, which are contracted to SCM. We pay our managers fees for these services and reimburse them for direct or indirect expenses that they incur in providing these services.

Basis of Accounting [Text Block]
Basis of accounting
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany accounts and transactions have been eliminated in consolidation.

Going Concern Note
Going concern
The Company’s revenue is derived from time charter revenue, voyage revenue and pool revenue. The bulker shipping industry is volatile and has been experiencing a sustained cyclical downturn. If the downturn continues, this could have a material adverse effect on the Company’s business, financial condition, results of operations and cash flows.

The fair market values of the Company’s vessels also experience high volatility. The fair market value of the vessels may increase and decrease depending on a number of factors including, but not limited to, the prevailing level of charter rates and day rates, general economic and market conditions affecting the international shipping industry, types, sizes and ages of vessels, supply and demand for vessels, availability of or developments in other modes of transportation, competition from other shipping companies, cost of newbuildings, governmental or other regulations and technological advances. In addition, as vessels grow older, they generally decline in value. If the fair market value of vessels declines, the Company may not be in compliance with certain provisions of its credit facilities and it may not be able to refinance its debt and obtain additional financing. The prepayment of certain credit facilities may be necessary to cause the Company to maintain compliance with certain covenants in the event that the value of its vessels falls below a certain level. Additionally, if the Company sells one or more of its vessels at a time when vessel prices have fallen, the sale price may be less than the vessel’s carrying value on its consolidated financial statements, resulting in a loss on sale or an impairment loss being recognized, ultimately leading to a reduction in earnings. Furthermore, if vessel values fall significantly, this could indicate a decrease in the recoverable amount for the vessel which may result in an impairment adjustment in the carrying value of the vessel.

As described in Note 8, the Company has commitments to pay for its vessels currently under construction that exceed the amount of financing presently secured for these. If the Company is not able to borrow additional funds, raise other capital or utilize available cash on hand, it may not be able to acquire these newbuilding vessels, which could have a material adverse effect on the Company’s business, financial condition, results of operations and cash flows.

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, nor to the amounts and classification of liabilities that may be necessary should the Company be unable to continue as a going concern.

Development Stage Enterprise General Disclosures [Text Block]
Additional information-Development stage company
The Company reported in its December 31, 2013 financial statements that it was a “development stage company”.  In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-10, which removes the definition of a development stage entity from the Master Glossary of the Accounting Standards Codification, thereby removing the financial reporting distinctions between development stage entities and other reporting entities from U.S. GAAP.  Therefore, this Update removes retrospectively all incremental financial reporting requirements for development stage entities.

This Update is effective for annual reporting periods beginning after December 15, 2014, and interim periods therein.  Entities are allowed to apply such guidance early for any annual reporting period or interim period for which the entity’s financial statements have not yet been issued.  The Company elected to adopt this guidance during the second quarter ended June 30, 2014.

Use of Estimates, Policy [Policy Text Block]
Accounting estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.

In addition to the estimates noted above, significant estimates will include vessel valuations, residual value of vessels, useful life of vessels and the fair value of derivative instruments.

Segment Reporting, Policy [Policy Text Block]
During 2014, the Company placed its time chartered-in vessels into two pools, the Scorpio Ultramax Pool, in which the Company placed its time chartered-in vessels ranging from 48,500 DWT to 61,000 DWT, and the Scorpio Kamsarmax Pool in which the Company placed its two owned Kamsarmax vessels and its time chartered-in vessels ranging from 75,500 DWT to 98,700 DWT. In addition to the Company’s Ultramax and Kamsarmax segments, the Company has identified a third Capesize segment which includes vessels of approximately 180,000 DWT. Although each vessel within its respective class qualifies as an operating segment under U.S. GAAP, each vessel also exhibits similar long-term financial performance and similar economic characteristics to the other vessels within the respective vessel class, thereby meeting the aggregation criteria in U.S. GAAP. We have therefore chosen to present our segment information by vessel class using the aggregated information from the individual vessels.
The Company’s vessels regularly move between countries in international waters, over dozens of trade routes and, as a result, the disclosure of financial information about geographic areas is impracticable.
Certain of the corporate general and administrative expenses incurred by the Company are not attributable to any specific segment. Accordingly, these costs are not allocated to any of the Company’s segments and are included in the results below as “Corporate”.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition
Vessel revenue is measured at the fair value of the consideration received or receivable and represents amounts receivable for services provided in the normal course of business, net of discounts, and other sales-related or value added taxes.
Vessel revenue is comprised of either time charter revenue, voyage revenue and/or pool revenue.

(1)	Time charter revenue is recognized ratably as services are performed based on the daily rates specified in the time charter contract. We do not recognize revenue when a vessel is off hire.

(2)
Voyage charter agreements are charter hires, where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified charter rate. Revenue from voyage charter agreements is recognized on a pro rata basis based on the relative transit time in each period. The period over which voyage revenues are recognized commences at the time the vessel departs from its last discharge port and ends at the time the discharge of cargo at the next discharge port is completed. We do not begin recognizing revenue until a charter has been agreed to by the customer and us, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. Estimated losses on voyages are provided for in full at the time such losses become evident. In the application of this policy, we do not begin recognizing revenue until (i) the amount of revenue can be measured reliably, (ii) it is probable that the economic benefits associated with the transaction will flow to the entity, (iii) the transactions’ stage of completion at the balance sheet date can be measured reliably and (iv) the costs incurred and the costs to complete the transaction can be measured reliably.

(3)
Pool revenue for each vessel is determined in accordance with the profit sharing terms specified within each pool agreement. In particular, the pool manager aggregates the revenues and expenses of all of the pool participants and distributes the net earnings to participants based on:

•	the pool points (vessel attributes such as cargo carrying capacity, fuel consumption, and construction characteristics are taken into consideration); and

•	the number of days the vessel participated in the pool in the period.
We recognize pool revenue on a monthly basis, when the vessel has participated in a pool during the period and the amount of pool revenue for the month can be estimated reliably. We receive estimated vessel earnings based on the known number of days the vessel has participated in the pool, the contract terms, and the estimated monthly pool revenue. On a quarterly basis, we receive a report from the pool which identifies the number of days the vessel participated in the pool, the total pool points for the period, the total pool revenue for the period, and the calculated share of pool revenue for the vessel. We review the quarterly report for consistency with each vessel’s pool agreement and vessel management records. The estimated pool revenue is reconciled quarterly, coinciding with our external reporting periods, to the actual pool revenue earned, per the pool report. Consequently, in our financial statements, reported revenues represent actual pooled revenues. While differences do arise in the performance of these quarterly reconciliations, such differences are not material to total reported revenues.

VoyageExpensesPolicyTextBlock
Voyage expenses
Voyage expenses, which primarily include bunkers, port charges, canal tolls, cargo handling operations and brokerage commissions paid by us under voyage charters are expensed as incurred.

CharterhireExpensePolicyTextBlock
Charterhire expense
Charterhire expense is the amount we pay the owner for time chartered-in vessels. The amount is usually for a fixed period of time at charter rates that are generally fixed, but may contain a variable component based on drybulk indices, inflation, interest rates, profit sharing, or current market rates. The vessel’s owner is responsible for crewing and other vessel operating costs. Charterhire expense is recognized ratably over the charterhire period.

Lease, Policy [Policy Text Block]	Operating leases Costs in respect of operating leases are charged to the consolidated statement of operations on a straight line basis over the lease term
Vessel operating costs
Vessel operating costs
Vessel operating costs, which include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses, and technical management fees, are expensed as incurred. Expenses for repairs and maintenance tend to fluctuate from period to period because most repairs and maintenance typically occur during periodic drydocking. We expect these expenses to increase as our fleet matures and to the extent that it expands.
Additionally, these costs include technical management fees that we pay to SSM (See Note 15). Pursuant to an agreement, or the Master Agreement, SSM provides us with technical services, and we provide them with the ability to subcontract technical management of our vessels with our approval.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currencies
The individual financial statements of Scorpio Bulkers Inc. and each of its subsidiaries are presented in the currency of the primary economic environment in which we operate (its functional currency), which in all cases is U.S. dollars. For the purpose of the consolidated financial statements, our results and financial position are also expressed in U.S. dollars.

In preparing the financial statements of Scorpio Bulkers Inc. and each of its subsidiaries, transactions in currencies other than the U.S. dollar are recorded at the rate of exchange prevailing on the dates of the transactions. Any change in exchange rate between the date of recognition and the date of settlement may result in a gain or loss which is recognized in the consolidated statement of operations. At the end of each reporting period, monetary assets and liabilities denominated in other currencies are retranslated into the functional currency at rates ruling at that date. All resultant exchange differences have been recognized in the consolidated statement of operations.
Currency and exchange rate risk

The international shipping industry’s functional currency is the U.S. Dollar. Virtually all of our revenues and most of our operating costs are in U.S. Dollars. We incur certain operating expenses in currencies other than the U.S. Dollar, and the foreign exchange risk associated with these operating expenses is immaterial.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents
Cash and cash equivalents comprise cash on hand and demand deposits, and other short-term highly-liquid investments with original maturities of three months or less, and that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value. The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these instruments.

Inventory, Policy [Policy Text Block]
Inventories
Inventories, which are included in Prepaid expenses and other current assets, consist of lubricating oils and other items including stock provisions, and are stated at the lower of cost and net realizable value. Cost is determined using the first in first out method. Stores and spares are charged to vessel operating costs when purchased.

Assets held for sale policy [Policy Text Block]
Assets held for sale
Assets held for sale include vessels and contracts for the construction of vessels and are classified in accordance ASC 360, Property, Plant, and Equipment. The Company considers such assets to be held for sale when all of the following criteria are met:

•	management commits to a plan to sell the property;

•	it is unlikely that the disposal plan will be significantly modified or discontinued;

•	the property is available for immediate sale in its present condition;

•	actions required to complete the sale of the property have been initiated;

•	sale of the property is probable and we expect the completed sale will occur within one year; and

•	the property is actively being marketed for sale at a price that is reasonable given its current market value.
Upon designation as an asset held for sale, the Company records the carrying value of the asset at the lower of its carrying value or its estimated fair value, less estimated costs to sell, and, if the asset is a vessel, the Company ceases depreciation.

Vessels, net [Policy Text Block]
Vessels, net
Vessels, net is stated at historical cost less accumulated depreciation. Included in vessel costs are acquisition costs directly attributable to the acquisition of a vessel and expenditures made to prepare the vessel for its initial voyage. The Company also capitalizes interest costs for a vessel under construction as a cost which is directly attributable to the acquisition cost of a vessel. Vessels are depreciated on a straight-line basis over their estimated useful lives, determined to be 25 years from the date the vessel is ready for its first voyage. Depreciation is based on cost less the estimated residual value which is the lightweight tonnage of each vessel multiplied by scrap value per ton. The scrap value per ton is estimated taking into consideration the historical four years average scrap market rates at the balance sheet date with changes accounted for in the period of change and in future periods. The Company believes that a 25-year depreciable life for its vessels is consistent with that of other ship owners and with its economic useful life. An increase in the useful life of the vessel or in its residual value would have the effect of decreasing the annual depreciation charge and extending it into later periods. A decrease in the useful life of the vessel or in its residual value would have the effect of increasing the annual depreciation charge. However, when regulations place limitations over the ability of a vessel to trade on a worldwide basis, or when the cost of complying with such regulations is not expected to be recovered, we will adjust the vessel’s useful life to end at the date such regulations preclude such vessel’s further commercial use. The carrying value of the Company’s vessels does not represent the fair market value of such vessels or the amount it could obtain if it were to sell any of its vessels, which could be more or less. Under U.S. GAAP, the Company would not record a loss if the fair market value of a vessel (excluding its charter) is below our carrying value unless and until it determines to sell that vessel or the vessel is impaired as discussed below under “Impairment of long-lived assets.”

VesselsUnderConstructionPolicyTextBlock
Vessels under construction
Vessels under construction are measured at cost and include costs incurred that are directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. These costs include installment payments made to the shipyards, capitalized interest, professional fees and other costs deemed directly attributable to the construction of the asset. Vessels under construction are not depreciated.

Deferred Drydocking cost [Policy Text Block]
Deferred drydocking costs
The vessels are required to undergo planned drydocks for replacement of certain components, major repairs and maintenance of other components, which cannot be carried out while the vessels are operating, approximately every 30 months or 60 months depending on the nature of work and external requirements. These drydock costs are capitalized and depreciated on a straight-line basis over the estimated period until the next drydock. When the drydock expenditure is incurred prior to the expiry of the period, the remaining balance is expensed. The Company had no drydocking activity during the year ended December 31, 2014 and for the period from March 20, 2013 (date of inception) to December 31, 2013.
We only include in deferred drydocking those direct costs that are incurred as part of the drydocking to meet regulatory requirements, or are expenditures that add economic life to the vessel, increase the vessel’s earnings capacity or improve the vessel’s efficiency. Direct costs include shipyard costs as well as the costs of placing the vessel in the shipyard; cost of travel, lodging and subsistence of personnel sent to the drydocking site to supervise; and the cost of hiring a third party to oversee the drydocking. Expenditures for normal maintenance and repairs, whether incurred as part of the drydocking or not, are expensed as incurred.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of long-lived assets held for use
The Company follows ASC Subtopic 360-10, Property, Plant and Equipment (“ASC 360-10”), which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than their carrying amounts. If indicators of impairment are present, the Company performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets, including vessels and vessels under construction. If the carrying value of the related asset exceeds the undiscounted cash flows, the carrying value is reduced to its fair value.

Due to continuing poor industry conditions, impairment tests on a vessel by vessel basis were performed as at December 31, 2014. The most significant assumptions made for the determination of expected cash flows are (i) charter rates on expiry of existing charters, which are based on the current fixing applicable to 5-year time charter rates and thereafter, a reversion to the ten years-year historical average for each category of vessel (ii) off-hire days, which are based on actual off-hire statistics for the Company’s fleet (iii) operating costs, based on current levels escalated over time based on long term trends (iv) dry docking frequency, duration and cost, (v) estimated useful life which is assessed as a total of 25 years and (vi) estimated scrap values. In the case of an indication of impairment, the results of a recoverability test would also be sensitive to the discount rate applied.

The assumptions used involve a considerable degree of estimation. Actual conditions may differ significantly from the assumptions and thus actual cash flows may be significantly different to those expected with a material effect on the recoverability of each vessel’s carrying amount.

No impairment charges were recorded on the Company’s long-lived assets held for use as at December 31, 2014 based on the assumptions made, the expected undiscounted future cash flows exceeding the vessels’ carrying amounts

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair value of financial instruments
The estimated fair values of our financial instruments such as amounts due to / due from charterers, accounts payable and long-term debt, approximate their individual carrying amounts due to their short-term maturity or the variable-rate nature of the respective borrowings under the credit facilities.
The fair value of any interest rate swaps is the estimated amount we would receive or have to pay in order to terminate these agreements at the reporting date, taking into account current interest rates and the creditworthiness of the counterparty for assets and our creditworthiness for liabilities.

Provisions, Policy [Policy Text Block]
Provisions
Provisions are recognized when we have a present obligation as a result of a past event, and it is probable that we will be required to settle that obligation. Provisions are measured at our best estimate of the expenditure required to settle the obligation at the balance sheet date, and are discounted to present value where the effect is material.

Deferred financing cost, Policy [Policy Text Block]
Deferred financing costs, net
Deferred financing costs, included in other assets, consist of fees, commissions and legal expenses associated with obtaining loan facilities and amending existing loan facilities. These costs are amortized over the life of the related debt and are included in interest expense. Amortization was $150 for the year ended December 31, 2014. Accumulated amortization was $150 as of December 31, 2014.

Other Assets [Policy Text Block]
Other assets
Other assets consists primarily of deferred financing costs relating to the portions of loan facilities that have not yet been drawn down. As the loan facilities are drawn down, the related portion of costs incurred relating to such facilities will be reclassified to Deferred financing costs and amortized over the life of the related debt.

Earnings Per Share, Policy [Policy Text Block]
Earnings per share
Basic earnings per share is calculated by dividing the net income (loss) attributable to equity holders of the common shares by the weighted average number of common shares outstanding. Diluted earnings per share are calculated by adjusting the net income (loss) attributable to equity holders of the parent and the weighted average number of common shares used for calculating basic per share for the effects of all potentially dilutive shares. Such dilutive common shares are excluded when the effect would be to increase earnings per share or reduce a loss per share.

Restricted Stock, Policy [Policy Text Block]
Restricted stock
We follow Accounting Standards Codification (“ASC”) Subtopic 718-10, Compensation-Stock Compensation (“ASC 718-10”), for restricted stock issued under our equity incentive plans. Stock-based compensation costs from restricted stock are classified as a component of additional paid-in capital. The restricted stock awards granted to our employees and directors contain only service conditions and are classified as equity settled. Accordingly, the fair value of our restricted stock awards is calculated by multiplying the share price on the grant date and the number of restricted stock shares granted that are expected to vest. We believe that the share price at the grant date serves as a proxy for the fair value of services to be provided by the employees and directors under the plan.

Compensation expense related to the awards is recognized ratably over the vesting period, based on our estimate of the number of awards that will eventually vest. The vesting period is the period during which an employee or director is required to provide service in exchange for an award and is updated at each balance sheet date to reflect any revisions in estimates of the number of awards expected to vest as a result of the effect of non-market-based vesting conditions.

Income Tax, Policy [Policy Text Block]
Income tax
Scorpio Bulkers Inc. and its subsidiaries are incorporated in the Republic of the Marshall Islands, and in accordance with the income tax laws of the Marshall Islands, are not subject to Marshall Islands’ income tax. We are also exempt from income tax in other jurisdictions including the United States of America due to tax treaties; therefore, we will not have any tax charges, benefits, or balances.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of credit risk
Financial instruments that potentially subject the Company to concentrations of credit risk are amounts due from charterers and from related parties. With respect to balances due from the Scorpio Ultramax Pool and the Scorpio Kamsarmax Pool (see Note 15), the Company, through SCM, limits its credit risk by performing ongoing credit evaluations and, when deemed necessary, requires letters of credit, guarantees or collateral.  The Company earned 71.4% and 20.8% of its revenues from two customers during the year ended December 31, 2014.  Management does not believe significant risk exists in connection with the Company’s concentrations of credit at December 31, 2014.

At December 31, 2014, the Company maintains all of its cash and cash equivalents with five financial institutions.  None of the Company’s cash and cash equivalent balances is covered by insurance in the event of default by these financial institutions.

Interest rate risk [Policy Text Block]
Interest rate risk

The Company is exposed to the impact of interest rate changes primarily through its variable-rate borrowings which consist of borrowings under its secured credit facilities. Significant increases in interest rates could adversely affect our operating margins, results of operations and our ability to service our debt. The Company intends to selectively enter into derivative contracts to hedge its overall exposure to interest rate risk exposure. Entering into swaps and derivatives transactions is inherently risky and presents various possibilities for incurring significant expenses. The derivatives strategies that the Company employs in the future may not be successful or effective, and it could, as a result, incur substantial additional interest costs.

Liquidity Disclosure [Policy Text Block]
Liquidity risk

Liquidity risk is the risk that an entity will encounter difficulty in raising funds to meet commitments associated with financial instruments.

We manage liquidity risk by maintaining adequate reserves and borrowing facilities and by continuously monitoring forecast and actual cash flows.

Current economic conditions make forecasting difficult, and there is the possibility that our actual trading performance during the coming year may be materially different from expectations. Based on internal forecasts and projections that take into account reasonably possible changes in our trading performance, we believe that we have adequate financial resources to continue in operation and meet our financial commitments (including but not limited to newbuilding installments, debt service obligations and charterhire commitments) for a period of at least twelve months from the date of approval of these consolidated financial statements. Accordingly, we continue to adopt the going concern basis in preparing our financial statements.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent accounting pronouncements
In May 2014, the FASB issued Accounting Standards Update No. 2014-09, “Revenue from Contracts with Customers”, which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. This Update defines a five-step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP. The standard is effective for annual periods beginning after December 15, 2016, and interim periods therein, and shall be applied either retrospectively to each period presented or as a cumulative effect adjustment as of the date of adoption. The Company is evaluating the potential impact of this adoption on its consolidated financial statements.

Derivatives, Reporting of Derivative Activity [Policy Text Block]
Derivative financial instruments
Derivatives are initially recognized at fair value at the date a derivative contract is entered into and are subsequently remeasured to their fair value at each balance sheet date. A derivative with a positive fair value is recognized as a financial asset whereas a derivative with a negative fair value is recognized as a financial liability. The resulting gain or loss is recognized in profit or loss immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in profit or loss depends on the nature of the hedging relationship. We designate certain derivatives as hedges of highly probable forecast transactions (cash flow hedges) as described further below.
A derivative is presented as a non-current asset or a non-current liability if the remaining maturity of the instrument is more than 12 months, and it is not expected to be realized or settled within 12 months.